Geographic Information (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 1,088,629	$ 847,355
United States
Disclosure of geographical areas [line items]
Non-current operating assets:	975,446	819,227
Australia
Disclosure of geographical areas [line items]
Non-current operating assets:	102,950	18,842
India
Disclosure of geographical areas [line items]
Non-current operating assets:	$ 10,233	$ 9,286